Derivative instruments - Derivative assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Foreign exchange forward contracts
Derivative instruments [Line Items]
Derivative assets	$ (5.3)	$ 3.2
Derivative (liabilities)	0.1	(1.1)
Unsettled provisionally priced concentrate derivatives, and swap contracts
Derivative instruments [Line Items]
Derivative (liabilities)	$ 1.2	$ (0.3)